ACQUISITIONS (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Aug. 31, 2016
Business Acquisition [Line Items]
Maturities of marketable securities	$ 0	$ 75,006
Repayment of term loan	0	39,664
Affiliate	60,864	56,202
Total revenue	64,740	61,164
Net Income (loss)	23,978	$ 26,713
Acquisition related costs	$ 483
PBF LLC [Member] | Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			50.00%